CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Statement [Abstract]
Revenues	[1]	$ 2,635,983	$ 3,070,275	$ 2,300,889
Costs and Expenses:
Cost of operations		2,249,270	2,690,560	2,111,958
Research and development expense		346	724	1,055
Selling, general and administrative expenses		178,752	217,239	208,564
Impairment loss (recovery)		54,958	6,808	(9,002)
Loss (gain) on asset disposals		(859)	1,443	(46,201)
Restructuring expenses		11,263	40,819	18,113
Total costs and expenses		2,493,730	2,957,593	2,284,487
Operating income	[2]	142,253	112,682	16,402
Other income (expense):
Interest expense, net		(58,871)	(50,058)	(60,877)
Other non-operating income (expense), net		(1,067)	1,986	7,002
Total other expense, net		(59,938)	(48,072)	(53,875)
Income (loss) before provision for income taxes		82,315	64,610	(37,473)
Provision for income taxes		41,926	51,963	20,073
Income (loss) before loss from Investments in Unconsolidated Affiliates		40,389	12,647	(57,546)
Loss from Investments in Unconsolidated Affiliates		(4,090)	(21,486)	(7,848)
Net income (loss)		36,299	(8,839)	(65,394)
Less: Net income attributable to noncontrolling interest		2,182	9,144	10,600
Net income (loss) attributable to McDermott International, Inc.		$ 34,117	$ (17,983)	$ (75,994)
Net income (loss) attributable to McDermott International, Inc.:
Basic		$ 0.14	$ (0.08)	$ (0.32)
Diluted		$ 0.12	$ (0.08)	$ (0.32)
Shares used in the computation of net income (loss) per share:
Basic		240,359,363	238,240,763	237,229,086
Diluted		284,184,239	238,240,763	237,229,086

[1]	Intercompany transactions were not significant during 2016, 2015 and 2014.
[2]	The 2016 and 2015 Corporate and Other operating results include $55 million and $7 million of impairment, respectively. The 2014 Corporate and Other operating results include $11 million of improvements to the cancellation cost estimate included in the $38 million vessel impairment charge recognized in 2013. See Note 13, Fair Value Measurements, for further discussion.